Leases - Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows for operating leases	$ 52,502
Operating cash flows for finance leases	1,968
Financing cash flows for finance leases	1,948
ROU assets obtained in exchange for operating lease obligation	42,520
ROU assets obtained in exchange for finance lease obligation	$ 3,736